Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings (Loss) Per Share Disclosure [Abstract]
Reconciliation of NRG's basic earnings per share to diluted earnings per share
The reconciliation of the Company's basic and diluted earnings per share is shown in the following table:

	Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014
(In millions, except per share data) (a)	Common Class A	Common Class C	Common Class A	Common Class C	Common Class A	Common Class C
Basic and diluted earnings per share attributable to NRG Yield, Inc. common stockholders
Net income attributable to NRG Yield, Inc.	$20	$37	$14	$19	$8	$8
Weighted average number of common shares outstanding — basic and diluted	35	63	35	49	28	28
Earnings per weighted average common share — basic and diluted	$0.58	$0.58	$0.40	$0.40	$0.30	$0.30